SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended
	Jul. 02, 2026	Aug. 05, 2026	Jul. 22, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Restructuring charges				$ 21,436	$ 0
Impairment of operating lease right-of-use assets				10,678
Impairment of leasehold improvements, and other fixed assets				$ 10,758
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of ordinary shares donated		196,829
Reduction of percentage of current workforce			20.00%
Initial public offering percentage of current equity		10.00%
Non cash general and administrative		$ 18,000
Subsequent Event [Member] | 2021 plan
Subsequent Event [Line Items]
Cancellation of number of unissued ordinary shares	10,875,000